Related party balances and transactions (Tables)	6 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
Schedule of Related party transaction

Name of Related Party	Relationship	Nature of Transaction	March 31, 2026	September 30, 2025
			(Unaudited)
Ke Chen	Principal shareholder, Chief Executive Officer and director of the Company	Shareholder loans	$11,172	$70,846

The amounts due to the shareholders were unsecured, interest-free and repayable on demand.

Lease liability- related parties

Name of Related Party	Relationship	Nature of Transaction	March 31, 2026	September 30, 2025
			(Unaudited)
Ke Chen	Principal shareholder, Chief Executive Officer and director of the Company	Lease	$16,696	$36,790
Hong Li	Immediate family of Ni Jiang	Lease	328,748	307,122
Total			$345,444	$343,912